COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments [Abstract]
Disclosure of maturity analysis for commitments

	2019	2020	2021	2022	2023	Thereafter	Total
Operating leases	1.5	1.5	1.5	1.8	1.8	2.1	10.2
Onerous leases	5.1	5.3	5.2	6.0	4.9	5.8	32.3
Pipeline transportation	27.0	33.8	35.1	35.2	35.5	152.4	319.0
Power infrastructure and other	13.6	0.2	0.2	0.2	0.2	3.9	18.3
	$47.2	$40.8	$42.0	$43.2	$42.4	$164.2	$379.8